Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Financial Liabilities:
Repurchase agreements	$ 1,736,493
Carrying Value
Financial Liabilities:
Repurchase agreements	1,700,000
Estimated Fair Value
Financial Liabilities:
Repurchase agreements	$ 1,700,000